FT Energy Income Partners Strategy ETF Annual Fund Operating Expenses - FT Energy Income Partners Strategy ETF - FT Energy Income Partners Strategy ETF	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.95%